Deferred funding asset	12 Months Ended
Dec. 31, 2018
Statement [LineItems]
Deferred funding asset

4. Deferred funding asset

Deferred funding amounts relate to Obsidian Energy’s share of capital and operating expenses to be funded by the Company’s partner in the Peace River Oil Partnership. Amounts expected to be settled within the next 12 months are classified as current. The Company fully utilized the deferred funding asset in 2017.

	As at December 31
	2018	2017
Current portion	$—	$18
Long-term portion	—	—

Total	$—	$18